COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of assets pledged	Assets Pledged
2011
Book value of assets pledged under ship mortgages	$2,241 million